Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 4,400,402	$ 4,103,797
Restricted cash	2,396,993	3,767,081
Certificates of deposit		105,707
Accounts receivable, net	27,760,956	22,935,245
Advances to supplier, net	1,255,420	509,770
Inventories, net	22,274,613	19,320,066
Security deposits for sale leaseback		771,814
Prepaid expenses and other current assets	1,394,234	2,185,961
Current assets from discontinued operation	37,761	3,313,681
Total Current Assets	59,520,379	57,013,122
Property, plant and equipment, net	51,836,633	43,680,372
Intangible assets, net	8,157,916	8,797,581
Prepayments for construction and equipment purchases	1,222,888	527,568
Security deposits for sale leaseback - long term	1,590,671	543,996
Other assets	297,906	282,195
Non-current assets from discontinued operations	13,697	5,884,799
Total Assets	122,640,090	116,729,633
Current Liabilities:
Short term borrowings	19,890,641	27,417,082
Bank notes payable	2,888,053	4,436,680
Advances from customers	393,749	543,675
Accounts payable	18,186,400	12,797,853
Accounts Payable-related party	82,014
Accrued and other liabilities	2,121,304	2,794,584
Other payable - sale leaseback	2,847,859	2,755,931
Taxes payable	247,635	262,828
Deferred gains	291,170	87,605
Due to Related party	12,200
Current liabilities from discontinued operation	528,263	4,466,481
Total Current Liabilities	47,489,288	55,562,719
Deferred tax liability	577,826
Long term payable - sale leaseback	2,635,567	1,371,359
Long term borrowings	7,203,357	1,801,887
Total Liabilities	57,906,038	58,735,965
Commitments and contingencies
Shareholders' Equity
Common stock: $0.001 par value, 70,000,000 shares authorized, 15,795,910 and 15,780,205 shares issued and outstanding as of December 31, 2018 and December 31, 2017, respectively	15,797	15,781
Additional paid in capital	30,009,545	29,904,285
Statutory reserve	5,532,945	4,617,039
Retained earnings	31,602,434	22,654,848
Accumulated other comprehensive income	(2,472,254)	651,597
Total Fuling Global Inc.'s equity	64,688,467	57,843,550
Non-controlling interest	45,585	150,118
Total Shareholders' Equity	64,734,052	57,993,668
Total Liabilities and Shareholders' Equity	$ 122,640,090	$ 116,729,633